MORGAN STANLEY DEAN WITTER NATURAL RESOURCE            TWO WORLD TRADE CENTER,
DEVELOPMENT SECURITIES INC.                            NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS FEBRUARY 29, 2000

DEAR SHAREHOLDER:

The twelve-month period ended February 29, 2000, witnessed a reversal in the disinflationary fundamentals that contributed to downward pressure on commodities in 1998. Throughout the period, commodity and energy prices generally maintained the upward bias that began when crude oil production was trimmed (for the third time) at the March 23, 1999, OPEC meeting. Recovery in most of the Asian economies further supported commodity prices (though gold remains soft) as many of the region's countries experienced improvements in industrial production.

Inventories of crude oil and refined products, which had outpaced demand during 1999, ended the period at levels low enough to induce a tripling of crude prices and provoke strident calls for production increases. Any near-term decision to alter production targets would be announced at the OPEC meeting scheduled for March 27, 2000.

PERFORMANCE AND PORTFOLIO

For the twelve-month period ended February 29, 2000, Morgan Stanley Dean Witter Natural Resource Development Securities' Class B shares produced a total return of 26.32 percent, compared to 11.73 percent for the S&P 500 Composite Stock Price Index (S&P 500). For the same period, the Fund's Class A, C and D shares returned 27.49 percent, 26.35 percent and 27.67 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. The total return figures given assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the S&P 500.

The Fund has remained diversified across resource-related industries. Holdings trimmed or sold during the period included Avery Dennison, Dow Chemical, Pennzoil, Petroleum GeoServices, Texaco and WaterPik. Positions initiated or added to included AK Steel, Bemis, BPAmoco, Enron Oil & Gas, Global Marine and Schlumberger.

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. LETTER TO THE SHAREHOLDERS FEBRUARY 29, 2000, CONTINUED

LOOKING AHEAD

In 1999 we expected a global easing of interest rates to translate into a gradual reflation of economic activity and hence, higher commodity prices over time. In fact, the recovery has been robust enough to induce the Federal Reserve Board to raise rates four times since June, and a consensus now would expect further tightening in response to concerns over the inflationary risks associated with rapid GDP growth.

Demand growth, capacity constraints and favorable forward earnings comparisons make paper, metals, energy and related equities look attractive. We are especially encouraged by consolidation activity in several of these industries, which should result in more rational decision making with respect to capital spending and thus to better returns on invested capital. Internet initiatives, particularly in procurement but in other areas as well, may prove to be another avenue of cost savings. We thus believe that the sector represents very good relative value.

We appreciate your ongoing support of Morgan Stanley Dean Witter Natural Resource Development Securities and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE
DEVELOPMENT SECURITIES INC.
FUND PERFORMANCE FEBRUARY 29, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


GROWTH OF $10,000 -- CLASS B
      ($ IN THOUSANDS)           FUND     S&P 500(4)
February 1990                    $10,000     $10,000
February 1991                    $10,287     $11,466
February 1992                    $10,091     $13,303
February 1993                    $11,434     $14,720
February 1994                    $12,824     $15,942
February 1995                    $12,662     $17,115
February 1996                    $15,742     $23,048
February 1997                    $19,029     $29,078
February 1998                    $22,250     $39,252
February 1999                    $16,333     $46,999
February 2000                 $20,631(3)     $52,512

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                 CLASS B SHARES*                                  CLASS A SHARES**
   --------------------------------------------     ---------------------------------------------
   PERIOD ENDED 2/29/00                             PERIOD ENDED 2/29/00
   -------------------------                        -------------------------
   1 Year                     26.32%(1)  21.32%(2)  1 Year                     27.49 %(1)  20.79 %(2)
   5 Year                     10.26%(1)  9.99%(2)   Since Inception (7/28/97)  (2.33)%(1)  (4.34)%(2)
   10 Year                    7.51%(1)   7.51%(2)

                 CLASS C SHARES+                                   CLASS D SHARES#
   --------------------------------------------     ---------------------------------------------
   PERIOD ENDED 2/29/00                             PERIOD ENDED 2/29/00
   -------------------------                        -------------------------
   1 Year                     26.35 %(1) 25.35 %(2) 1 Year                     27.67 %(1)
   Since Inception (7/28/97)  (3.14)%(1) (3.14)%(2) Since Inception (7/28/97)  (2.13)%(1)

------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on February 29, 2000.
(4) The Standard & Poor's 500 Composite Stock Price Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 * The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
**   The maximum front-end sales charge for Class A is 5.25%.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
 #   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. PORTFOLIO OF INVESTMENTS FEBRUARY 29, 2000

NUMBER OF
 SHARES                                                                               VALUE
-----------------------------------------------------------------------------------------------
           COMMON STOCKS (97.3%)
           BASIC ENERGY (35.6%)
           INTEGRATED OIL COMPANIES (19.4%)
  65,000   Atlantic Richfield Co.................................................  $  4,615,000
  95,000   BP Amoco PLC (ADR) (United Kingdom)...................................     4,465,000
  65,000   Chevron Corp..........................................................     4,854,687
 117,131   Conoco, Inc. (Class B)................................................     2,306,017
  55,000   Ente Nazionale Idrocarburi SpA (ADR) (Italy)..........................     2,609,062
 240,414   Exxon Mobil Corp......................................................    18,106,179
 132,000   Royal Dutch Petroleum Co. (ADR) (Netherlands).........................     6,930,000
                                                                                   ------------
                                                                                     43,885,945
                                                                                   ------------
           NATURAL GAS (0.9%)
  70,000   Kinder Morgan, Inc....................................................     1,951,250
                                                                                   ------------
           OIL & GAS PRODUCTION (2.5%)
  80,000   Apache Corp...........................................................     2,920,000
 100,000   EOG Resources, Inc....................................................     1,525,000
  80,000   Occidental Petroleum Corp.............................................     1,285,000
                                                                                   ------------
                                                                                      5,730,000
                                                                                   ------------
           OIL REFINING/MARKETING (5.0%)
 110,000   Repsol S.A. (ADR) (Spain).............................................     2,103,750
 100,000   Sunoco, Inc...........................................................     2,468,750
  75,000   Total S.A. (ADR) (France).............................................     5,034,375
  80,000   USX-Marathon Group....................................................     1,730,000
                                                                                   ------------
                                                                                     11,336,875
                                                                                   ------------
           OIL/GAS TRANSMISSION (7.8%)
  25,000   Columbia Energy Group.................................................     1,475,000
  75,000   El Paso Energy Corp...................................................     2,779,687
 110,000   Enron Corp............................................................     7,590,000
 135,000   Williams Companies, Inc...............................................     5,644,688
                                                                                   ------------
                                                                                     17,489,375
                                                                                   ------------
           TOTAL BASIC ENERGY....................................................    80,393,445
                                                                                   ------------

           ENERGY DEVELOPMENT & TECHNOLOGY (24.6%)
           AEROSPACE (0.9%)
  80,000   Goodrich (B.F.) Co. (The).............................................     1,915,000
  15,000   Teledyne Technologies Inc.*...........................................       130,312
                                                                                   ------------
                                                                                      2,045,312
                                                                                   ------------
           CONTRACT DRILLING (6.9%)
  75,000   ENSCO International Inc...............................................     2,268,750
  60,000   Global Marine, Inc.*..................................................     1,346,250
NUMBER OF
 SHARES                                                                               VALUE
-----------------------------------------------------------------------------------------------
 100,000   Marine Drilling Company, Inc.*........................................  $  2,281,250
  65,000   Nabors Industries, Inc.*..............................................     2,331,875
  35,000   Noble Drilling Corp.*.................................................     1,260,000
  20,000   Patterson Energy, Inc.*...............................................       452,500
  25,000   Precision Drilling Corp.* (Canada)....................................       715,625
  88,500   R & B Falcon Corp.*...................................................     1,366,219
  50,000   Santa Fe International Corp...........................................     1,434,375
  56,107   Transocean Sedco Forex Inc............................................     2,212,720
                                                                                   ------------
                                                                                     15,669,564
                                                                                   ------------
           DIVERSIFIED MANUFACTURING (2.2%)
  70,000   Honeywell International, Inc..........................................     3,368,750
  40,000   Tyco International Ltd. (Bermuda).....................................     1,517,500
                                                                                   ------------
                                                                                      4,886,250
                                                                                   ------------
           ELECTRIC UTILITIES (0.6%)
  35,000   Montana Power Co......................................................     1,378,125
                                                                                   ------------
           ELECTRICAL PRODUCTS (0.8%)
  40,000   Emerson Electric Co...................................................     1,822,500
                                                                                   ------------
           OILFIELD SERVICES/EQUIPMENT (13.2%)
  55,000   Baker Hughes Inc......................................................     1,423,125
  60,000   Cooper Cameron Corp.*.................................................     3,315,000
 110,000   Global Industries Ltd.*...............................................     1,120,625
 125,000   Halliburton Co........................................................     4,773,438
  80,000   National-Oilwell, Inc.*...............................................     1,940,000
  88,200   Schlumberger Ltd. (Netherlands).......................................     6,515,775
 180,000   Seitel, Inc...........................................................     1,473,750
  30,000   Smith International, Inc.*............................................     1,880,625
  70,000   Stolt Comex Seaway, S.A.* (United Kingdom)............................       905,625
  30,000   Trico Marine Service, Inc.*...........................................       175,313
  90,000   Varco International, Inc.*............................................       995,625
 116,500   Weatherford International, Inc.*......................................     5,242,500
                                                                                   ------------
                                                                                     29,761,401
                                                                                   ------------

           TOTAL ENERGY DEVELOPMENT & TECHNOLOGY.................................    55,563,152
                                                                                   ------------

           METALS & BASIC MATERIALS (37.1%)
           AGRICULTURAL CHEMICALS (0.9%)
 150,000   IMC Global Inc........................................................     2,025,000
                                                                                   ------------
           ALUMINUM (2.7%)
  90,000   Alcoa, Inc............................................................     6,165,000
                                                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. PORTFOLIO OF INVESTMENTS FEBRUARY 29, 2000, CONTINUED

NUMBER OF
 SHARES                                                                               VALUE
-----------------------------------------------------------------------------------------------
           CONSTRUCTION/AGRICULTURAL EQUIPMENT/TRUCKS (0.6%)
  35,000   Deere & Co............................................................  $  1,251,250
                                                                                   ------------
           CONTAINERS/PACKAGING (2.4%)
  50,000   Bemis Company, Inc....................................................     1,487,500
  37,000   Sealed Air Corp.*.....................................................     1,838,437
  40,000   Temple-Inland, Inc....................................................     2,045,000
                                                                                   ------------
                                                                                      5,370,937
                                                                                   ------------
           FOREST PRODUCTS (0.9%)
  60,000   Georgia-Pacific Corp..................................................     2,081,250
                                                                                   ------------
           INDUSTRIAL
           MACHINERY/COMPONENTS (0.6%)
  34,200   Ingersoll-Rand Co.....................................................     1,310,287
                                                                                   ------------
           MAJOR CHEMICALS (3.4%)
  53,769   Du Pont (E.I.) de Nemours & Co., Inc..................................     2,715,334
  50,000   Hercules Inc..........................................................       825,000
  70,000   Monsanto Co...........................................................     2,716,875
 100,000   Solutia, Inc..........................................................     1,381,250
                                                                                   ------------
                                                                                      7,638,459
                                                                                   ------------
           METALS FABRICATIONS (0.5%)
  60,000   Reliance Steel & Aluminum Co..........................................     1,162,500
                                                                                   ------------
           MULTI-SECTOR COMPANIES (1.5%)
 100,000   Broken Hill Proprietary Co., Ltd. (ADR) (Australia)...................     2,000,000
 150,000   McDermott International, Inc..........................................     1,406,250
                                                                                   ------------
                                                                                      3,406,250
                                                                                   ------------
           OTHER METALS/MINERALS (2.2%)
  52,500   Allegheny Technologies Inc............................................       889,219
  30,000   Anglo American PLC (ADR) (United Kingdom).............................     1,380,000
  70,000   Inco Ltd.* (Canada)...................................................     1,225,000
 250,000   Namibian Minerals Corp. (Canada)......................................     1,562,500
                                                                                   ------------
                                                                                      5,056,719
                                                                                   ------------
           PAINTS/COATINGS (0.7%)
  30,000   PPG Industries, Inc...................................................     1,481,250
                                                                                   ------------
           PAPER (4.9%)
  50,000   Bowater, Inc..........................................................     2,459,375
  50,000   Champion International Corp...........................................     2,587,500
NUMBER OF
 SHARES                                                                               VALUE
-----------------------------------------------------------------------------------------------
  59,408   International Paper Co................................................  $  2,186,957
  80,000   Westavaco Corp........................................................     2,205,000
  50,000   Willamette Industries, Inc............................................     1,696,875
                                                                                   ------------
                                                                                     11,135,707
                                                                                   ------------
           PRECIOUS METALS (10.6%)
 250,000   Agnico-Eagle Mines, Ltd. (Canada).....................................     1,740,659
  31,500   Anglogold Ltd. (South Africa).........................................     1,617,068
  85,000   Barrick Gold Corp. (Canada)...........................................     1,386,563
  40,000   Barrick Gold Corp. (Canada)...........................................       652,144
 100,000   Compania de Minas Buenaventura S.A. (ADR) (Peru)......................     1,743,750
 800,000   Delta Gold N.L. (Australia)...........................................     1,078,664
 125,000   Franco Nevada Mining Corp. Ltd. (Canada)..............................     1,447,677
  25,000   Freeport-McMoran Copper & Gold, Inc...................................       320,313
 300,000   Meridian Gold Inc.* (Canada)..........................................     1,837,500
 500,000   Newcrest Mining Ltd.* (Australia).....................................     1,345,238
  80,000   Newmont Mining Corp...................................................     1,770,000
 215,000   Placer Dome Inc. (Canada).............................................     1,881,250
 192,950   Stillwater Mining Co.*................................................     7,163,269
                                                                                   ------------
                                                                                     23,984,095
                                                                                   ------------
           SPECIALTY CHEMICALS (3.6%)
  60,000   Air Products & Chemicals, Inc.........................................     1,545,000
  45,000   CK Witco Corp.........................................................       478,125
 100,000   Engelhard Corp........................................................     1,362,500
  50,000   FMC Corp.*............................................................     2,415,625
 145,000   Olin Corp.............................................................     2,247,500
                                                                                   ------------
                                                                                      8,048,750
                                                                                   ------------
           STEEL/IRON ORE (1.6%)
 100,000   AK Steel Holding Corp.................................................       831,250
 200,000   Bethlehem Steel Corp..................................................     1,137,500
  80,000   USX-U.S. Steel Group..................................................     1,750,000
                                                                                   ------------
                                                                                      3,718,750
                                                                                   ------------

           TOTAL METALS & BASIC MATERIALS........................................    83,836,204
                                                                                   ------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $189,411,234)........................................   219,792,801
                                                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. PORTFOLIO OF INVESTMENTS FEBRUARY 29, 2000, CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                             VALUE
-----------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT (2.3%)
           REPURCHASE AGREEMENT
 $ 5,139   The Bank of New York 5.688% due 03/01/00 (dated 02/29/00; proceeds
             $5,139,453) (a)
             (IDENTIFIED COST $5,138,641)........................................  $  5,138,641
                                                                                   ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $194,549,875) (b)........................................................   99.6%    224,931,442

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................................    0.4         999,308
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 225,930,750
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Collateralized by $5,240,892 U.S. Treasury Note 5.75% due 06/30/01 valued at $5,241,432.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $49,483,257 and the aggregate gross unrealized depreciation is $19,101,690, resulting in net unrealized appreciation of $30,381,567.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 29, 2000

ASSETS:
Investments in securities, at value
  (identified cost $194,549,875)..............................................................  $224,931,442
Receivable for:
    Investments sold..........................................................................       982,235
    Dividends.................................................................................       510,792
    Capital stock sold........................................................................       211,609
    Foreign withholding taxes reclaimed.......................................................        37,046
Prepaid expenses and other assets.............................................................        51,893
                                                                                                ------------
     TOTAL ASSETS.............................................................................   226,725,017
                                                                                                ------------
LIABILITIES:
Payable for:
    Investments purchased.....................................................................       218,063
    Capital stock repurchased.................................................................       173,499
    Plan of distribution fee..................................................................       155,360
    Investment management fee.................................................................       113,317
Accrued expenses and other payables...........................................................       134,028
                                                                                                ------------
     TOTAL LIABILITIES........................................................................       794,267
                                                                                                ------------
     NET ASSETS...............................................................................  $225,930,750
                                                                                                ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $242,479,087
Net unrealized appreciation...................................................................    30,381,535
Accumulated undistributed net investment income...............................................       232,230
Accumulated net realized loss.................................................................   (47,162,102)
                                                                                                ------------
     NET ASSETS...............................................................................  $225,930,750
                                                                                                ============
CLASS A SHARES:
Net Assets....................................................................................    $1,233,491
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)...................................        95,358
     NET ASSET VALUE PER SHARE................................................................        $12.94
                                                                                                ============

     MAXIMUM OFFERING PRICE PER SHARE,
     (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)..........................................        $13.66
                                                                                                ============
CLASS B SHARES:
Net Assets....................................................................................  $189,180,143
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)...................................    14,927,627
     NET ASSET VALUE PER SHARE................................................................        $12.67
                                                                                                ============
CLASS C SHARES:
Net Assets....................................................................................    $3,160,661
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)...................................       249,621
     NET ASSET VALUE PER SHARE................................................................        $12.66
                                                                                                ============
CLASS D SHARES:
Net Assets....................................................................................   $32,356,455
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)...................................     2,486,874
     NET ASSET VALUE PER SHARE................................................................        $13.01
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 29, 2000

NET INVESTMENT INCOME:

INCOME
Dividends (net of $94,835 foreign withholding tax).............................................  $ 3,650,810
Interest.......................................................................................      492,105
                                                                                                 -----------

     TOTAL INCOME..............................................................................    4,142,915
                                                                                                 -----------

EXPENSES
Plan of distribution fee (Class A shares)......................................................        2,449
Plan of distribution fee (Class B shares)......................................................    1,862,014
Plan of distribution fee (Class C shares)......................................................       23,762
Investment management fee......................................................................    1,379,017
Transfer agent fees and expenses...............................................................      307,411
Registration fees..............................................................................      106,777
Professional fees..............................................................................       72,695
Shareholder reports and notices................................................................       62,936
Directors' fees and expenses...................................................................       19,676
Custodian fees.................................................................................       15,368
Other..........................................................................................        6,171
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    3,858,276
                                                                                                 -----------

     NET INVESTMENT INCOME.....................................................................      284,639
                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss..............................................................................   (2,899,093)
Net change in unrealized appreciation..........................................................   44,575,453
                                                                                                 -----------

     NET GAIN..................................................................................   41,676,360
                                                                                                 -----------

NET INCREASE...................................................................................  $41,960,999
                                                                                                 ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE YEAR       FOR THE YEAR
                                                                              ENDED              ENDED
                                                                        FEBRUARY 29, 2000  FEBRUARY 28, 1999
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)..........................................    $    284,639       $    (318,999)
Net realized loss.....................................................      (2,899,093)        (10,954,030)
Net change in unrealized appreciation/depreciation....................      44,575,453         (56,429,019)
                                                                          ------------       -------------

     NET INCREASE (DECREASE)..........................................      41,960,999         (67,702,048)
                                                                          ------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares........................................................        --                    (5,526)
Class B shares........................................................        --                (2,604,507)
Class C shares........................................................        --                   (14,135)
Class D shares........................................................        --                  (114,256)
                                                                          ------------       -------------

     TOTAL DISTRIBUTIONS..............................................        --                (2,738,424)
                                                                          ------------       -------------
Net increase (decrease) from capital stock transactions...............      19,019,430         (52,899,959)
                                                                          ------------       -------------

     NET INCREASE (DECREASE)..........................................      60,980,429        (123,340,431)

NET ASSETS:
Beginning of period...................................................     164,950,321         288,290,752
                                                                          ------------       -------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $232,230 AND A
    NET INVESTMENT LOSS OF $52,409, RESPECTIVELY).....................    $225,930,750       $ 164,950,321
                                                                          ============       =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. NOTES TO FINANCIAL STATEMENTS FEBRUARY 29, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Natural Resource Development Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth. The Fund invests primarily in common stock of companies in the natural resources and related areas. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. NOTES TO FINANCIAL STATEMENTS FEBRUARY 29, 2000, CONTINUED

maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays an investment management fee, accrued daily and payable monthly, by applying the following annual

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. NOTES TO FINANCIAL STATEMENTS FEBRUARY 29, 2000, CONTINUED

rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million and 0.50% to the portion of daily net assets exceeding $250 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed since the Plan's inception; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. NOTES TO FINANCIAL STATEMENTS FEBRUARY 29, 2000, CONTINUED

of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $5,250,413 at February 29, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended February 29, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended February 29, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $309,102 and $3,310, respectively and received $7,038 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 29, 2000 aggregated $94,254,289 and $80,253,712, respectively.

For the year ended February 29, 2000, the Fund incurred brokerage commissions of $33,578 with DWR for portfolio transactions executed on behalf of the Fund. At February 29, 2000, the Fund's receivable for investments sold and payable for investments purchased included unsettled trades with DWR of $490,597 and $218,063, respectively.

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. NOTES TO FINANCIAL STATEMENTS FEBRUARY 29, 2000, CONTINUED

For the year ended February 29, 2000, the Fund incurred $7,260 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 29, 2000, the Fund had transfer agent fees and expenses payable of approximately $400.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregated pension costs for the year ended February 29, 2000 included in Director's fees and expenses in the Statement of Operations amounted to $7,271. At February 29, 2000, the Fund had an accrued pension liability of $54,828 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

At February 29, 2000, the Fund had a net capital loss carryover of approximately $44,073,000 which may be used to offset future capital gains to the extent provided by regulations, which is available through February 28 of the following years:

               AMOUNTS IN THOUSANDS
---------------------------------------------------
 2004       2005       2006       2007       2008
-------   --------   --------   --------   --------
$10,240    $9,871    $11,653     $6,811     $5,498
=======    ======    =======     ======     ======

As part of the Fund's acquisition of the assets of Morgan Stanley Dean Witter Precious Metals and Minerals Trust ("Precious Metals"), the Fund obtained a net capital loss carryover of approximately $32,191,000 from Precious Metals. Utilization of this carryover is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, significantly reducing the total carryover available.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $2,670,000 during fiscal 2000.

As of February 29, 2000, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. NOTES TO FINANCIAL STATEMENTS FEBRUARY 29, 2000, CONTINUED

6. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                             FOR THE YEAR                     FOR THE YEAR
                                                                 ENDED                            ENDED
                                                           FEBRUARY 29, 2000                FEBRUARY 28, 1999
                                                      ---------------------------      ---------------------------
                                                        SHARES         AMOUNT            SHARES         AMOUNT
                                                      -----------   -------------      -----------   -------------
CLASS A SHARES
Sold................................................      501,579   $   6,207,930           87,666   $   1,046,452
Reinvestment of distributions.......................      --             --                    383           5,103
Acquisition of Morgan Stanley Dean Witter Precious
 Metals and Minerals Trust..........................       14,831         193,655          --             --
Redeemed............................................     (489,143)     (6,086,989)         (42,239)       (490,436)
                                                      -----------   -------------      -----------   -------------
Net increase - Class A..............................       27,267         314,596           45,810         561,119
                                                      -----------   -------------      -----------   -------------

CLASS B SHARES
Sold................................................   10,273,562     132,548,979       10,150,338     129,276,569
Reinvestment of distributions.......................      --             --                184,797       2,441,170
Acquisition of Morgan Stanley Dean Witter Precious
 Metals and Minerals Trust..........................    1,741,135      22,294,623          --             --
Redeemed............................................  (11,795,684)   (152,931,865)     (15,417,509)   (191,663,575)
                                                      -----------   -------------      -----------   -------------
Net increase (decrease) - Class B...................      219,013       1,911,737       (5,082,374)    (59,945,836)
                                                      -----------   -------------      -----------   -------------

CLASS C SHARES
Sold................................................      570,664       7,262,044          448,875       5,948,277
Reinvestment of distributions.......................      --             --                  1,001          13,228
Acquisition of Morgan Stanley Dean Witter Precious
 Metals and Minerals Trust..........................       87,974       1,125,516          --             --
Redeemed............................................     (536,497)     (6,936,145)        (430,175)     (5,757,346)
                                                      -----------   -------------      -----------   -------------
Net increase - Class C..............................      122,141       1,451,415           19,701         204,159
                                                      -----------   -------------      -----------   -------------

CLASS D SHARES
Sold................................................    4,002,845      54,945,407        1,402,605      15,983,255
Reinvestment of distributions.......................      --             --                  8,305         110,702
Acquisition of Morgan Stanley Dean Witter Precious
 Metals and Minerals Trust..........................        5,344          70,218          --             --
Redeemed............................................   (3,037,696)    (39,673,943)        (842,093)     (9,813,358)
                                                      -----------   -------------      -----------   -------------
Net increase - Class D..............................      970,493      15,341,682          568,817       6,280,599
                                                      -----------   -------------      -----------   -------------
Net increase (decrease) in Fund.....................    1,338,914   $  19,019,430       (4,448,046)  $ (52,899,959)
                                                      ===========   =============      ===========   =============

7. ACQUISITION OF MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST

On January 31, 2000, the Fund acquired all the net assets of Morgan Stanley Dean Witter Precious Metals and Minerals Trust ("Precious Metals") based on the respective valuations as of the close of business on January 28, 2000, pursuant to a plan of reorganization approved by the shareholders of

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. NOTES TO FINANCIAL STATEMENTS FEBRUARY 29, 2000, CONTINUED

Precious Metals on December 21, 1999. The acquisition was accomplished by a tax-free exchange of 14,831 Class A shares of the Fund at a net asset value of $13.06 per share for 41,211 Class A shares of Precious Metals; 1,741,135
Class B shares of the Fund at a net asset value of $12.80 per share for 4,844,898 Class B shares of Precious Metals; 87,974 Class C shares of the Fund at a net asset value of $12.79 per share for 244,606 Class C shares of Precious Metals; and 5,344 Class D shares of the Fund at a net asset value of $13.13 per share for 15,024 Class D shares of Precious Metals. The net assets of the Fund and Precious Metals immediately before the acquisition were $207,641,293 and $23,684,012, respectively, including unrealized appreciation of $2,616,246 for Precious Metals. Immediately after the acquisition, the combined assets of the Fund amounted to $231,325,305.

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout the period:

                                                                                                               FOR THE PERIOD
                                                                          FOR THE YEAR       FOR THE YEAR      JULY 28, 1997*
                                                                              ENDED              ENDED             THROUGH
                                                                        FEBRUARY 29, 2000  FEBRUARY 28, 1999  FEBRUARY 28, 1998
-------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................        $10.15             $13.87             $14.44
                                                                              ------             ------             ------
Income (loss) from investment operations:
   Net investment income..............................................          0.10               0.03               0.04
   Net realized and unrealized gain (loss)............................          2.69              (3.61)             (0.10)
                                                                              ------             ------             ------
Total income (loss) from investment operations........................          2.79              (3.58)             (0.06)
                                                                              ------             ------             ------

Less distributions from net realized gain.............................       --                   (0.14)             (0.51)
                                                                              ------             ------             ------

Net asset value, end of period........................................        $12.94             $10.15             $13.87
                                                                              ======             ======             ======

TOTAL RETURN+.........................................................         27.49%            (26.04)%            (0.22)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................          1.12%(3)           1.14 %(3)          1.11 %(2)

Net investment income.................................................          0.75%(3)           0.56 %(3)          0.45 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................        $1,233               $691               $309

Portfolio turnover rate...............................................            39%                26 %               67 %(1)

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. FINANCIAL HIGHLIGHTS, CONTINUED

                                                          FOR THE YEAR ENDED FEBRUARY 28
                                       --------------------------------------------------------------------
                                       2000**++        1999++        1998*++          1997          1996**
-----------------------------------------------------------------------------------------------------------
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of
 period..............................  $  10.03       $  13.81       $  13.34       $  12.70       $  10.77
                                       --------       --------       --------       --------       --------

Income (loss) from investment
 operations:
   Net investment income (loss)......     --             (0.04)         (0.02)         --              0.06
   Net realized and unrealized gain
   (loss)............................      2.64          (3.60)          2.18           2.66           2.53
                                       --------       --------       --------       --------       --------
Total income (loss) from investment
 operations..........................      2.64          (3.64)          2.16           2.66           2.59
                                       --------       --------       --------       --------       --------

Less dividends and distributions
 from:
   Net investment income.............     --             --             (0.01)         (0.02)         (0.04)
   Net realized gain.................     --             (0.14)         (1.68)         (2.00)         (0.62)
                                       --------       --------       --------       --------       --------
Total dividends and distributions....     --             (0.14)         (1.69)         (2.02)         (0.66)
                                       --------       --------       --------       --------       --------

Net asset value, end of period.......  $  12.67       $  10.03       $  13.81       $  13.34       $  12.70
                                       ========       ========       ========       ========       ========

TOTAL RETURN+........................     26.32 %       (26.60)%        16.93 %        20.88%         24.32%

RATIOS TO AVERAGE NET ASSETS:
Expenses.............................      1.89 %(1)      1.90 %(1)      1.80 %         1.84%          1.90%

Net investment income (loss).........     (0.02)%(1)     (0.20)%(1)     (0.15)%         0.05%          0.52%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands...........................  $189,180       $147,527       $273,333       $247,989       $152,661

Portfolio turnover rate..............        39 %           26 %           67 %          156%            49%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were purchased prior to July 2, 1984 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares")), have been designated Class B shares. The Old Shares have been designated Class D shares.
**   Year ended February 29.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                               FOR THE PERIOD
                                                                          FOR THE YEAR       FOR THE YEAR      JULY 28, 1997*
                                                                              ENDED              ENDED             THROUGH
                                                                        FEBRUARY 29, 2000  FEBRUARY 28, 1999  FEBRUARY 28, 1998
-------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................        $10.02             $13.81             $14.44
                                                                              ------             ------             ------

Income (loss) from investment operations:
   Net investment income (loss).......................................          0.01              (0.02)             (0.02)
   Net realized and unrealized gain (loss)............................          2.63              (3.63)             (0.10)
                                                                              ------             ------             ------
Total income (loss) from investment operations........................          2.64              (3.65)             (0.12)
                                                                              ------             ------             ------

Less distributions from net realized gain.............................       --                   (0.14)             (0.51)
                                                                              ------             ------             ------

Net asset value, end of period........................................        $12.66             $10.02             $13.81
                                                                              ======             ======             ======

TOTAL RETURN+.........................................................         26.35 %           (26.67)%            (0.64)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................          1.89 %(3)          1.90 %(3)          1.87 %(2)

Net investment loss...................................................         (0.02)%(3)         (0.20)%(3)         (0.23)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................        $3,161             $1,278             $1,488

Portfolio turnover rate...............................................            39 %               26 %               67 %(1)

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                               FOR THE PERIOD
                                                                          FOR THE YEAR       FOR THE YEAR      JULY 28, 1997*
                                                                              ENDED              ENDED             THROUGH
                                                                        FEBRUARY 29, 2000  FEBRUARY 28, 1999  FEBRUARY 28, 1998
-------------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................       $ 10.19            $ 13.89            $ 14.44
                                                                             -------            -------            -------

Income (loss) from investment operations:
   Net investment income..............................................          0.12               0.05               0.07
   Net realized and unrealized gain (loss)............................          2.70              (3.61)             (0.11)
                                                                             -------            -------            -------
Total income (loss) from investment operations........................          2.82              (3.56)             (0.04)
                                                                             -------            -------            -------

Less distributions from net realized gain.............................       --                   (0.14)             (0.51)
                                                                             -------            -------            -------

Net asset value, end of period........................................       $ 13.01            $ 10.19            $ 13.89
                                                                             =======            =======            =======

TOTAL RETURN+.........................................................         27.67%            (25.86)%            (0.08)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................          0.89%(3)           0.90 %(3)          0.84 %(2)

Net investment income.................................................          0.98%(3)           0.80 %(3)          0.82 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $32,356            $15,454            $13,161

Portfolio turnover rate...............................................            39%                26 %               67 %(1)

---------------------

 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES
INC.
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Natural Resource Development Securities Inc. (the "Fund") at February 29, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
APRIL 14, 2000

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

David F. Myers
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

MORGAN STANLEY
DEAN WITTER
NATURAL RESOURCE
DEVELOPMENT
SECURITIES


[PHOTO]

ANNUAL REPORT
FEBRUARY 29, 2000